Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities
Net loss	$ (2,686)	$ (3,610)
Items not affecting cash
Depreciation	17	23
Stock-based compensation	(56)	0
Loss from equity investee	106	53
Interest expense	138	129
Deferred income taxes	0	(235)
Gain on release of reclamation deposits	(24)	0
Unrealized foreign exchange losses (gains)	412	(1,424)
Other	3	0
Total	(1,977)	(5,064)
Changes in non-cash operating working capital
Decrease in receivables and prepaids	272	435
Decrease (increase) in other assets	4	(47)
Decrease in accounts payable and accruals	(1,142)	(1,258)
Deposit on metal credit delivering obligation	(5,500)	0
Net cash used in operating activities	(8,343)	(5,934)
Cash flows from financing activities
Proceeds from issuance of capital stock	36	5
Net cash provided by financing activities	36	5
Cash flows from investing activities
Reclamation deposits	24	(4)
Purchase of equipment	(6)	(3)
Proceeds from sale of equipment	16	0
Net cash provided by (used in) investing activities	34	(7)
Decrease in cash and cash equivalents	(8,273)	(5,936)
Cash and cash equivalents - beginning of period	22,786	33,517
Effect of exchange rate changes on cash	184	(205)
Cash and cash equivalents - end of period	$ 14,697	$ 27,376